The segment information reflects the financial information used in the decision-making process for resource allocation and performance evaluation carried out by the Company’s Board of Executive Officers (as Chief Operating Decision Makers). (Details) - USD ($)
$ in Millions
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 42,914	$ 30,149
Non-current assets	148,906	144,199
Long-term receivables	16,516	14,334
Investments	1,717	1,510
Property, plant and equipment	127,419	125,330	$ 125,914	$ 124,201
Intangible assets	3,254	3,025	$ 15,521	$ 14,948
Total Assets	191,820	174,348
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	42,914	30,149
Non-current assets	148,906	144,199
Long-term receivables	16,516	14,334
Investments	1,717	1,510
Property, plant and equipment	127,419	125,330
Operating assets	111,113	108,408
Under construction	16,306	16,922
Intangible assets	3,254	3,025
Total Assets	191,820	174,348
Operating segments [member] | Exploration and development costs [member]
IfrsStatementLineItems [Line Items]
Current assets	8,812	6,034
Non-current assets	108,601	107,112
Long-term receivables	5,914	5,042
Investments	405	393
Property, plant and equipment	99,476	99,033
Operating assets	88,352	87,210
Under construction	11,124	11,823
Intangible assets	2,806	2,644
Total Assets	117,413	113,146
Operating segments [member] | Refining transportation and marketing [member]
IfrsStatementLineItems [Line Items]
Current assets	18,161	12,691
Non-current assets	23,307	21,697
Long-term receivables	2,701	2,212
Investments	1,125	970
Property, plant and equipment	19,376	18,419
Operating assets	16,526	16,086
Under construction	2,850	2,333
Intangible assets	105	96
Total Assets	41,468	34,388
Operating segments [member] | Gas and power [member]
IfrsStatementLineItems [Line Items]
Current assets	3,029	3,838
Non-current assets	7,629	6,751
Long-term receivables	642	322
Investments	156	119
Property, plant and equipment	6,756	6,241
Operating assets	4,739	3,739
Under construction	2,017	2,502
Intangible assets	75	69
Total Assets	10,658	10,589
Operating segments [member] | Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	21,378	13,259
Non-current assets	9,369	8,639
Long-term receivables	7,259	6,758
Investments	31	28
Property, plant and equipment	1,811	1,637
Operating assets	1,496	1,373
Under construction	315	264
Intangible assets	268	216
Total Assets	30,747	21,898
Operating segments [member] | Eliminations 1 [Member]
IfrsStatementLineItems [Line Items]
Current assets	(8,466)	(5,673)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	$ (8,466)	$ (5,673)